Acquisition of Subsidiaries	6 Months Ended
Sep. 30, 2025
Acquisition of Subsidiaries [Abstract]
ACQUISITION OF SUBSIDIARIES

19. ACQUISITION OF SUBSIDIARIES

On September 3, 2025, the Company completed the acquisition of AlloyX Limited and its wholly-owned subsidiaries (“AlloyX”), pursuant to the Share Purchase Agreement dated as of August 11, 2025 with independent third parties to acquire 100% controlling ownership interest of AlloyX, whose principal activities are developing next-generation stablecoin infrastructure centered on tokenized money-market funds and cross-border payments. The Company issued an aggregate of 130,111,525 exchangeable shares, 106,779,926 shares from Class A and 23,331,599 shares from Class B, in its capital stock consideration of US$350,000,000. The acquisition is intended to expand the Company’s business.

As of September 30, 2025
$’000
Class A ordinary share ($0.0001 par value per share, 106,779,926 shares issued as purchase price)	11
Class B ordinary share ($0.0001 par value per share, 23,331,599 shares issued as purchase price)	2
Additional paid-in capital	349,987
Total consideration for acquisition	350,000

Allocation of the purchase consideration:
Cash and cash equivalents	760
Short-term investment	5,794
Other receivables, net	106
Amount due from related parties	203
Property and equipment, net	153
Right of use assets, operating leases	1,768
Goodwill	343,053
Total assets acquired	351,837

Accrued and other current liabilities	(6)
Amount due to related parties	(50)
Operating lease liabilities, current	(611)
Operating lease liabilities, non-current	(1,170)
Total liabilities assumed	(1,837)

Net assets acquired	350,000

From the acquisition date to the six months ended September 30, 2025, AlloyX contributed revenue of $4,916,000 and loss of $618,000 to the Company’s consolidated statements of operations and comprehensive loss.

The value of the goodwill can be attributed to a number of business factors, including expected synergies, future growth opportunities, and the assembled workforce, none of which qualify for separate recognition. The excess of purchase consideration over the fair value of net assets acquired was recorded as goodwill, which is not tax-deductible.